DERIVATIVE LIABILITY (Details) (USD $)	3 Months Ended		12 Months Ended		69 Months Ended	72 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Jun. 30, 2013
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of Derivative Liability	$ 1,462,607		$ 398,603	$ 0	$ 398,603	$ 1,462,607
Change in fair value of derivative liability	(185,021)	0	(124,855)	0	(124,855)	(309,876)
At Date of Issuance [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of Derivative Liability	$ 1,249,025		$ 523,458		$ 523,458	$ 1,249,025